CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Sales	$ 622,522	$ 53,435
Cost of sales	104,854
Gross profit	517,668	53,435
Operating expenses:
General and administrative	1,746,353	193,747
Amortization	500,964
Depreciation	18,276	5,412
Bad debt - related party	21,302
Salaries and wages	391,203
Software development	1,341	3,491
Officer compensation	3,706,697	1,684,448
Professional fees	173,984	127,181
Professional stock-based fees	974,000	627,400
Loss on extinguishment of accounts and due to related parties		1,106,636
Total operating expenses	7,534,120	3,748,315
Other income (loss):
Gain on re-measurement of equity investment in Oxford City Football Club (Trading) Limited	10,600
Share of loss of Oxford City Football Club (Trading) Limited		(17,045)
Total other income	10,600	(17,045)
Loss before income taxes	(7,005,852)	(3,711,925)
Provision for income taxes
Net loss	(7,005,852)	(3,711,925)
Net loss attributable to non-controlling interest	149,996
Net loss attributable to Oxford City Football Club, Inc.	(6,855,856)	(3,711,925)
Other comprehensive income (loss)
Foreign exchange translation adjustment	(88,341)
Comprehensive loss	$ (6,944,197)	$ (3,711,925)
Basic loss per common share	$ (1.91)	$ (12.33)
Basic weighted average common shares outstanding	3,584,194	300,973